N-2 - USD ($)				3 Months Ended
		May 20, 2026	May 13, 2026	Feb. 28, 2026		Nov. 30, 2025	Aug. 31, 2025		May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024		May 31, 2024	Feb. 29, 2024		Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cover [Abstract]
Entity Central Index Key		0000818851
Amendment Flag		true
Amendment Description		Amendment No. 13
Entity Inv Company Type		N-2
Securities Act File Number		333-294961
Investment Company Act File Number		811-05235
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		13
Entity Registrant Name		Nuveen California Municipal Value Fund
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		(800)
Local Phone Number		257-8787
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Charge (as a percentage of offering price)	1.00	%*
Dividend Reinvestment Plan Fees(1)	$2.50

*	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load. Additionally, the applicable Prospectus Supplement will set forth the offering expenses (if any) borne by Fund common shareholders.
(1)	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(2)
Annual Expenses
Management Fees	0.49%
Other Expenses(3)	0.06%
Total Annual Expenses	0.55%
(2)	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended February 28, 2026 (unaudited).
(3)	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments-Other Investment Companies” in the SAI.

Management Fees [Percent]	[3]	0.49%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.06%
Total Annual Expenses [Percent]	[3]	0.55%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the Shareholder Transaction Expenses table above), if any, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.[1]

1 Year	3 Years	5 Years	10 Years
$16	$27	$40	$78

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

[1]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[4]	$ 16
Expense Example, Years 1 to 3	[4]	27
Expense Example, Years 1 to 5	[4]	40
Expense Example, Years 1 to 10	[4]	$ 78
Purpose of Fee Table , Note [Text Block]		The purpose of the table and the example below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments-Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objectives” and “—Investment Policies,” as such investment objectives and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
February 2026	$9.71	$8.71	$9.24	$9.16	5.09%	(4.91)%
November 2025	$9.17	$8.52	$9.19	$8.88	(0.22)%	(4.05)%
August 2025	$8.68	$8.41	$8.92	$8.78	(2.69)%	(4.21)%
May 2025	$8.73	$8.24	$9.22	$8.86	(5.31)%	(7.00)%
February 2025	$8.84	$8.37	$9.47	$9.24	(6.65)%	(9.42)%
November 2024	$9.19	$8.62	$9.49	$9.36	(3.16)%	(7.91)%
August 2024	$9.10	$8.48	$9.43	$9.23	(3.50)%	(8.13)%
May 2024	$9.04	$8.39	$9.37	$9.22	(3.52)%	(9.00)%
February 2024	$9.06	$8.35	$9.44	$9.24	(4.03)%	(9.63)%
November 2023	$8.78	$7.82	$9.13	$8.70	(3.83)%	(10.11)%

The net asset value per Common Share, the market price, and percentage of premium/(discount) to net asset value per Common Share on May 13, 2026, $9.18, $9.63 and 4.90%, respectively. As of May 13, 2026, the Fund had 33,121,987 Common Shares outstanding and net assets applicable to Common Shares of $304,089,898.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares have a par value of $0.01 per share and, subject to the rights of holders of any preferred shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-Laws,” non-assessable, and have no preemptive or conversion rights, except as the Trustees may authorize from time to time, or rights to cumulative voting. A copy of the Declaration of Trust is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.

Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares, if any, have been paid, and asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions.

The Common Shares are listed on the NYSE and trade under the ticker symbol “NCA.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities (as defined under the 1940 Act), such as preferred shares or debt instruments.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares as of May 13, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	33,121,987

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
Contact Personnel Name		Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 8.71		$ 8.52	$ 8.41		$ 8.24	$ 8.37	$ 8.62	$ 8.48		$ 8.39	$ 8.35		$ 7.82
Highest Price or Bid				9.71		9.17	8.68		8.73	8.84	9.19	9.10		9.04	9.06		8.78
Lowest Price or Bid, NAV				9.16		8.88	8.78		8.86	9.24	9.36	9.23		9.22	9.24		8.70
Highest Price or Bid, NAV				$ 9.24		$ 9.19	$ 8.92		$ 9.22	$ 9.47	$ 9.49	$ 9.43		$ 9.37	$ 9.44		$ 9.13
Highest Price or Bid, Premium (Discount) to NAV [Percent]				5.09%		(0.22%)	(2.69%)		(5.31%)	(6.65%)	(3.16%)	(3.50%)		(3.52%)	(4.03%)		(3.83%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(4.91%)		(4.05%)	(4.21%)		(7.00%)	(9.42%)	(7.91%)	(8.13%)		(9.00%)	(9.63%)		(10.11%)
Share Price			$ 9.63	$ 9.62	[5]		$ 8.52					$ 8.97	[6]		$ 8.77			$ 8.72	$ 9.53	$ 10.21	$ 10.45	$ 9.42	$ 9.55	$ 10.21	$ 10.79
NAV Per Share			$ 9.18	$ 9.34	[5]		$ 8.85	[5]				$ 9.41	[6]		$ 9.40	[6]		$ 9.22	$ 10.32	$ 10.66	$ 11.05	$ 10.13	$ 10.19	$ 10.24	$ 10.56	$ 10.54
Latest Premium (Discount) to NAV [Percent]			4.90%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares, if any, have been paid, and asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions.
Security Voting Rights [Text Block]		Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			33,121,987

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load. Additionally, the applicable Prospectus Supplement will set forth the offering expenses (if any) borne by Fund common shareholders.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended February 28, 2026 (unaudited).
[4]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[5]	Unaudited. For the six months ended February 28, 2026.
[6]	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.